SELECTED STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2015
Income Statement Related Disclosures [Abstract]
SELECTED STATEMENTS OF INCOME DATA
NOTE 15:-	SELECTED STATEMENTS OF INCOME DATA

a.	Research and development expenses, net:

	Year ended December 31,
	2015	2014	2013

Total costs	$132,039	$125,952	$117,939
Less - grants and participations	(2,174)	(2,455)	(2,063)
Less - capitalization of software development costs	(1,380)	(356)	(445)

	$128,485	$123,141	$115,431

b.	Restructuring expense:

During 2013 and 2014, the Company initiated restructuring plans to reduce its operating costs and improve profitability. The plan included restructuring of the Company’s workforce in certain geographies and consolidation of facilities which resulted in restructuring charges in the amount of $527 and $5,435 in the years ended December 2013 and 2014, respectively.

c.	Financial income and other, net:

	Year ended December 31,
	2015	2014	2013
Financial income:
Interest and amortization/accretion of premium/discount on marketable securities	$6,844	$5,268	$4,802
Realized gain on marketable securities	32	16	-
Interest	430	349	1,505

	7,306	5,633	6,307
Financial expenses:
Interest	(66)	(73)	(182)
Foreign currency translation	(731)	(685)	(822)
Other	(780)	(1,107)	(1,266)

	(1,577)	(1,865)	(2,270)

Other expenses, net	(425)	(3)	(110)

	$5,304	$3,765	$3,927

d.	Net earnings per share:

The following table sets forth the computation of basic and diluted net earnings per share:

1.	Numerator:

	Year ended December 31,
	2015	2014	2013

Net income from continuing operations available to ordinary shareholders	$140,578	$100,150	$52,471
Net income from discontinued operations available to ordinary shareholders	118,253	2,925	2,804

Net income to ordinary shareholders	$258,831	$103,075	$55,275

2.	Denominator (in thousands):

	Year ended December 31,
	2015	2014	2013

Denominator for basic net earnings per share -
Weighted average number of shares	59,552	59,362	60,388
Effect of dilutive securities:
Add - employee stock options and RSU	1,729	1,533	1,442

Denominator for diluted net earnings per share - adjusted weighted average shares	61,281	60,895	61,830